COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2013, the Group had executed purchase agreements of approximately RUB 34,728 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2068. Rental expenses under the operating leases of RUB 14,677 million, RUB 13,334 million and RUB 11,297 million for the years ended December 31, 2013, 2012 and 2011, respectively, are included in operating expenses in the accompanying consolidated statements of operations and comprehensive income. Rental expenses under the operating leases of RUB 7,583 million, RUB 7,207 million and RUB 6,720 million for the years ended December 31, 2013, 2012 and 2011, respectively, are included in cost of services in the accompanying consolidated statements of operations and comprehensive income. Future minimum lease payments due under these leases for the five years ending December 31, 2018 and thereafter are as follows:

Payments due in the years ended December 31,
2014	4,684
2015	723
2016	356
2017	230
2018	198
Thereafter	1,371

Total	7,562

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian and Ukrainian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2013, tax declarations of MTS OJSC and other subsidiaries in Russia and Ukraine for the preceding three fiscal years were open for further review.

        In December 2010, the Russian tax authorities completed a tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities determined that RUB 353.9 million in additional taxes, penalties and fines were payable by the Group. The resolution did not come into force as the Group prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid. In September 2011, the Federal Tax Service partially satisfied the Group's petition, decreasing the amount of additional taxes, penalties and fines payable by the Group by RUB 173.9 million. The Group filed an appeal for RUB 84.2 million of the remaining RUB 180.0 million with the Moscow Arbitrate Court. In August 2013, the Moscow Arbitrate Court issued a ruling to partly grant the Group's claim, which was subsequently confirmed by the Arbitrate Appeal Court in November 2013. However, the Group appealed the decision of the Arbitrate Appeal Court in the Federal Arbitrate Court of Moscow District, which issued a ruling to partly grant the Group's claim in March 2014. The Group is considering its further actions.

        In June 2013, the Russian tax authorities completed a tax audit of MTS OJSC for the years ended December 31, 2009, 2010 and 2011. Based on the results of this audit, the Russian tax authorities determined that RUB 253.4 million in additional taxes, penalties and fines were payable by the Group. The claim was accrued in full amount in the consolidated financial statements for the year ended December 31, 2013 and final amounts due were paid in January 2014. In December 2013, the Group appealed the resolution of this assessment to the Federal Tax Service, and, further to its refusal to grant the appeal, the Group is considering appealing to the Moscow Arbitrate Court.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business, which is subject to customs regulation. In addition pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities may be subject to transfer pricing rules. Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2013 and 2012, the provision accrued for taxes other than income tax and customs settlements amounted to RUB 2,278 million and RUB 804 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled RUB 615 million and RUB 471 million as of December 31, 2013 and 2012, respectively. However, the risk remains that the relevant tax and customs authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group is required to (i) build a certain number of base stations that support 3G standards, (ii) have commenced providing services in Russia by a certain date, and (iii) build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2013 the Group is in compliance with these conditions.

        LTE license—In July 2012, the Federal Service for Supervision in the Area of Communications, Information Technologies and Mass Media allocated MTS the necessary license and frequencies to provide LTE telecommunication services in Russia. Under the terms and conditions of the LTE license, the Group is obligated to fully deploy LTE networks within seven years, commencing from January 1, 2013, and deliver LTE services in each population center with over 50,000 inhabitants in Russia by 2019. Also, the Group is obligated to invest at least RUB 15 billion annually toward the LTE roll-out until the network is fully deployed. Management believes that as of December 31, 2013 the Group is in compliance with these conditions.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for RUB 4,322 million ($150.0 million at exchange rate for December 2005) in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares ("Option Shares"). The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was RUB 4,898 million ($170.0 million at exchange rate for December 2005).

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group wrote off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of RUB 4,476 million ($170.0 million as of December 31, 2006) was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for RUB 4,526 million ($170.0 million at exchange rate for November 2006) to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration ("LCIA") in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011, LCIA made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold the award ("Award") including RUB 5,115 million ($170.0 million at exchange rate for January 2011) for the Option Shares and RUB 178 million ($5.9 million at exchange rate for January 2011) in damages, bearing interest until Award is satisfied. In addition to the RUB 4,476 million ($170.0 million as of December 31, 2006) liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional loss in the amount of RUB 224 million ($7.2 million at exchange rate for the year ended December 31, 2012), RUB 94 million ($3.2 million at exchange rate for the year ended December 31, 2011) and RUB 1,239 million ($40.8 million at exchange rate for the year ended December 31, 2010) in the consolidated financial statements for the years ended December 31, 2012, 2011, and 2010, respectively, representing damages, other costs and interest accrued on the awarded sums. The total liability accrued amounted to RUB 7,236 million ($221 million as of June 22, 2013).

        On January 26, 2011, Nomihold obtained a freezing order in respect of the Award from the English High Court of Justice which, in part, restricted MTS Finance from dissipating its assets. Additionally, MTS Finance was granted permission to appeal the Award, but the Appeal Court imposed conditions upon the appeal. MTS Finance sought to have the conditions lifted, however, the Supreme Court of England upheld the decision of the Appeal Court.

        Further on February 1, 2011, Nomihold obtained an order of the Luxemburg District Court enforcing the Award in Luxembourg. This order was appealed by MTS Finance.

        As an issuer of RUB 11,201 million ($400.0 million as of January 28, 2005) Notes due 2012 pursuant to an Indenture dated January 28, 2005 (as amended) ("the Notes"), MTS Finance was due to redeem the principal of the Notes and pay the final coupon payment on January 30, 2012. However as a result of the freezing order, MTS OJSC applied to and obtained from the English Court an order authorizing both payments to be made by MTS OJSC rather than MTS Finance ("the Direct Payments"). The Direct Payments to noteholders by the trustee under the Indenture were made on or around January 28, 2012.

        The Direct Payments were made despite an obligation under an intercompany loan agreement dated January 28, 2005 between MTS OJSC and MTS Finance ("the Intercompany Loan Agreement") to process the payments through MTS Finance. However, because MTS Finance was subject to a freezing order and not capable of transferring funds to the trustee for distribution and because MTS OJSC owed obligations to the noteholders as guarantor under the Indenture, MTS OJSC made the Direct Payments to the noteholders pursuant to an order of the English Court.

        In relation to the obligations under the Intercompany Loan Agreement, MTS OJSC and MTS Finance have agreed to refer to arbitration under the Rules of LCIA the question of whether under the Intercompany Loan Agreement itself there remains an obligation to make any further payments to MTS Finance in light of the Direct Payments. On February 9, 2012, MTS OJSC received a request for arbitration from MTS Finance. The hearing took place at the end of January 2013.The award has clarified the rights between the parties under the Intercompany Loan Agreement. MTS OJSC was denying that any further payments were due under the Intercompany Loan Agreement. The arbitration was conducted under the Rules of LCIA.

        In March 2013, Nomihold obtained initial permission from the English Commercial Court to serve proceedings out of the jurisdiction on MTS. Nomihold purported that MTS was liable to compensate it for a number of allegedly tortious wrongs, relating in part to recent proceedings in an international arbitration tribunal constituted under the rules of LCIA between Nomihold and MTS Finance, in the total amount exceeding RUB 6,662 million ($215 million at exchange rate for March 2013). MTS denied any allegation of wrongdoing and considered the claims made by Nomihold without merit and inadmissible before the English courts.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), were named as defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received from Bitel by these three companies in the first quarter of 2005 in the amount of approximately RUB 776 million ($25.2 million at exchange rate for March 2013) plus compensatory damages, and to recover approximately RUB 114 million ($3.7 million at exchange rate for March 2013) in losses and accrued interest.

        In January 2007, the KFG Companies asserted counterclaims against Bitel, and claims against other defendants, including Altimo LLC ("Altimo"), Altimo Holdings & Investments Limited ("Altimo Holdings"), CP-Crédit Privé SA and Fellowes International Holdings Limited, for the wrongful misappropriation and seizure of Bitel. The defendants sought to challenge the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies.

        On March 10, 2011, the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies and confirmed the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        On June 30, 2011, the KFG Companies obtained from the Isle of Man court a general asset freezing injunction over the assets of Altimo and Altimo Holdings. The general freezing injunction against Altimo Holdings was replaced on November 30, 2011 by a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares worth RUB 15,661 million ($500 million as of November 30, 2011) (in April 2013 increased to RUB 28,197 million ($900 million at exchange rate for April 2013)) that Altimo Coöperatief U.A. has lodged with the Isle of Man court. The KFG Companies were proceeding with their counterclaims in the Isle of Man.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of LCIA, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to the acquisition of the KFG Companies by MTS Finance. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. At the request of the parties, the tribunal agreed to stay the damages phase of the proceedings pending conclusion of the Isle of Man proceedings.

        In June 2013, an agreement was reached between Altimo, Altimo Holdings, MTS OJSC, MTS Finance, Nomihold and other associated parties to settle all disputes that have arisen from investments in Bitel ("the Agreement"). The Agreement covers matters involving a number of parties and legal proceedings, including those in the Isle of Man, London, Luxembourg and other jurisdictions. Pursuant to the Agreement all proceedings between the parties and their associated parties have been discontinued and waived, and MTS OJSC received a total payment of RUB 4,909 million ($150 million at exchange rates at the dates of payments) ("Settlement Payment"). All parties made the necessary submissions to the respective courts and tribunals to document the settlement, which, among other actions, fully discharged any and all outstanding obligations under the Award rendered by LCIA against MTS Finance in January 2011, as well as settled the tripartite LCIA arbitration between MTS OJSC, MTS Finance and Nomihold and a tort action filed by Nomihold against MTS OJSC in the English Courts.

        The Group released provision of RUB 7,236 million ($221 million), comprising RUB 5,566 million ($170 million) set by LCIA to exercise the put option for acquisition of the remaining 49% stake in Bitel plus RUB 1,670 million ($51 million) in damages, interest and other costs that had been provided for in relation to the dispute with Nomihold. The release of the provision was recognized as non-operating income in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2013, being the same line item through which the initial charge was taken.

        The Group recognized a gain of RUB 4,911 million ($150 million) with respect to the Settlement Payment in the consolidated statement of operations and comprehensive income for the year ended December 31, 2013, of which RUB 1,060 million ($32.4 million) was recognized as operating income, and RUB 3,851 million ($117.6 million) as non-operating income on a pro-rata basis with respect to the expenses previously incurred and recognized in relation to the Bitel dispute.

        Litigation in Ukraine—In August 2012, the Group received from MTS LLC, based in Ukraine, a claim regarding dismissal of international registration of four of the Group trademarks on the territory of Ukraine. The claim was fully dismissed by Economic Appeal Court of Kiev in December 2013. Since then, the Group expects no negative consequences.

        Other litigation—In the ordinary course of business, the Group is a party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.